Commitments and contingencies (Details) (Rate application filed with FERC, USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Feb. 28, 2011
Rate application filed with FERC
Commitments and contingencies
Path 15's annual revenue requirement	$ 28.8	$ 30.3